Investment income (Tables)	12 Months Ended
Dec. 31, 2019
Investment Income [abstract]
Summary of Investment Income
24 Investment income

Investment income
	2019[1]	2018[1]	2017[1]
Dividend income	115	102	80

Realised gains/losses on disposal of debt instruments measured at FVOCI	46	77	n/a
Realised gains/losses on disposal of Available-for-sale debt securities	n/a	n/a	64
Impairments of Available-for-sale debt securities	n/a	n/a
Reversal of impairments of Available-for-sale debt securities	n/a	n/a	3
Realised gains/losses and impairments of debt instruments measured at FVOCI	46	77	67

Realised gains/losses on disposal of Available-for-sale equity securities	n/a	n/a	48
Impairments of Available-for-sale equity securities	n/a	n/a	–6
Realised gains/losses and impairments of Available-for-sale equity securities	n/a	n/a	42

Income from and fair value gains/losses on investment properties	27	4	3
Investment income	188	183	192

Summary of Impairments and Reversals of Impairment on Investments per Segment

1 The adoption of IFRS 9 led to new presentation requirements for 2019 and 2018; 2017 period amounts have not been restated.’.

Impairments and reversals of impairment on investments per segment[1]
	Impairments			Reversal of impairments
	2019	2018	2017	2019	2018	2017
Wholesale Banking			–5			3
Corporate Line Banking			–1
	n/a	n/a	–6	n/a	n/a	3